Schedule V - Valuation Allowances and Qualifying Accounts (Detail) - Allowance for estimated losses on mortgage loans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance as of beginning of period	$ 0	$ 1,832
Additions charged to costs and expenses	0	(1,110)	$ 1,832
Other additions	0
Deductions	0	722
Balance as of end of period	$ 0	$ 0	$ 1,832